UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	02/28/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Money Market Fund
February 28, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.0%	Rate (%)	Date	Amount ($)	Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; RBS
Citizens NA)	0.40	3/7/10	3,375,000 a	3,375,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	0.25	3/7/10	2,700,000 a	2,700,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key
Bank)	0.45	3/7/10	4,095,000 a,b	4,095,000
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)	0.40	3/7/10	1,435,000 a	1,435,000
Brookhaven-Comsewogue Union Free
School District, GO Notes, TAN	1.25	4/30/10	1,300,000 b	1,301,609
Campbell-Savona Central School
District, GO Notes, BAN	2.00	6/24/10	1,850,000 b	1,856,108
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project) (LOC;
Key Bank)	0.50	3/7/10	790,000 a	790,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Liquidity Facility; Key Bank)	0.30	3/7/10	3,970,000 a	3,970,000
Cold Spring Harbor Central School
District, GO Notes, TAN	2.00	6/30/10	1,845,000 b	1,854,154
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	0.35	3/7/10	1,600,000 a	1,600,000
East Hampton Union Free School
District, GO Notes, TAN	1.00	6/30/10	1,790,000 b	1,793,670
Elmira City School District,
GO Notes, BAN	1.50	6/30/10	1,900,000 b	1,905,374
Erie County Fiscal Stability
Authority, GO Notes, BAN	1.25	7/30/10	1,890,000	1,895,304
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled

Project) (LOC; Key Bank)	0.45	3/7/10	2,220,000 a	2,220,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities,
Inc. Project) (LOC; Key Bank)	0.50	3/7/10	1,200,000 a,b	1,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Every Person Influences
Children, Inc. Project) (LOC;
Fifth Third Bank)	0.95	3/7/10	1,265,000 a	1,265,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	0.45	3/7/10	1,800,000 a	1,800,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy
Association Project) (LOC; Key
Bank)	0.50	3/7/10	460,000 a	460,000
Fishkill,
GO Notes, BAN	2.00	4/30/10	1,245,000	1,247,043
Fort Plain Central School
District, GO Notes, BAN	2.00	6/24/10	1,270,000 b	1,275,401
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	0.45	3/7/10	1,140,000 a	1,140,000
Heuvelton Central School District,
GO Notes, BAN	1.50	6/30/10	1,000,000 b	1,002,815
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Bank)	0.28	3/7/10	300,000 a	300,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; JPMorgan Chase
Bank)	0.35	6/10/10	2,200,000	2,200,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.19	3/7/10	15,135,000 a	15,135,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.13	3/1/10	8,200,000 a	8,200,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.23	3/7/10	6,500,000 a	6,500,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;

Citibank NA)	0.21	3/7/10	6,615,000 a,c	6,615,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.21	3/7/10	10,000,000 a	10,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.21	3/7/10	1,470,000 a	1,470,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.25	3/7/10	6,635,000 a	6,635,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Banco Santander)	0.30	3/7/10	11,200,000 a,b	11,200,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC;
Commerce Bank NA)	0.30	3/7/10	1,395,000 a	1,395,000
New York City,
GO Notes	4.00	8/1/10	750,000	760,426
New York City,
GO Notes (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.19	3/1/10	7,000,000 a	7,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.14	3/1/10	5,000,000 a	5,000,000
New York City,
GO Notes (LOC; Fortis Bank)	0.11	3/1/10	8,500,000 a	8,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/10	2,100,000 a	2,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/10	5,000,000 a	5,000,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.14	3/1/10	1,350,000 a	1,350,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.17	3/7/10	6,755,000 a	6,755,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	0.45	3/7/10	3,700,000 a,b	3,700,000

New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	0.60	3/7/10	7,210,000 a,b	7,210,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	0.60	3/7/10	6,000,000 a,b	6,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.45	3/7/10	1,635,000 a,b	1,635,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Professional Children's School
Project) (LOC; Wachovia Bank)	0.23	3/7/10	1,800,000 a	1,800,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	0.45	3/7/10	940,000 a,b	940,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc.
Project) (LOC; Allied Irish
Banks)	0.60	3/7/10	1,200,000 a	1,200,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.30	3/3/10	1,500,000	1,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of America)	0.12	3/1/10	4,000,000 a	4,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	0.12	3/1/10	1,900,000 a	1,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.12	3/1/10	1,000,000 a	1,000,000
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.12	3/1/10	5,100,000 a	5,100,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.13	3/1/10	2,200,000 a	2,200,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.14	3/1/10	1,000,000 a	1,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Westdeutsche Landesbank)	0.22	3/7/10	4,400,000 a	4,400,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.14	3/1/10	3,300,000 a	3,300,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.14	3/1/10	10,000,000 a	10,000,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	9,000,000	9,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutshe
Landesbank)	0.21	3/7/10	5,500,000 a	5,500,000
New York State Dormitory
Authority, Consolidated
Service Contract Revenue,
Refunding	1.50	7/1/10	2,760,000 b	2,770,234
New York State Dormitory
Authority, Revenue (Long
Island University) (LOC;
Allied Irish Banks)	0.37	3/7/10	3,200,000 a,b	3,200,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.18	3/7/10	8,500,000 a,b	8,500,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.20	3/7/10	17,500,000 a	17,500,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	1.50	3/15/10	1,200,000	1,200,509
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of

the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; FHLB)	0.35	3/7/10	3,225,000 a	3,225,000
Ossining,
GO Notes, TAN	1.00	5/14/10	2,400,000	2,403,049
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	0.30	3/7/10	2,435,000 a	2,435,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	0.45	3/7/10	2,495,000 a	2,495,000
Port Authority of New York and New
Jersey, Equipment Notes	0.26	3/7/10	2,800,000 a	2,800,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	0.23	3/1/10	3,215,000 a	3,215,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank NA)	0.18	3/7/10	8,300,000 a,b	8,300,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.30	3/7/10	2,445,000 a	2,445,000
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	0.45	3/7/10	1,270,000 a	1,270,000
Smithtown Central School District,
GO Notes, TAN	1.00	6/25/10	3,480,000 b	3,486,290
South Jefferson Central School
District, GO Notes, BAN	1.50	7/2/10	1,000,000 b	1,002,707
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.23	3/7/10	2,600,000 a,b	2,600,000
Susquehanna Valley Central School
District, GO Notes, BAN	1.50	7/30/10	1,000,000 b	1,003,306
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	0.30	3/7/10	2,100,000 a	2,100,000
Three Village Central School
District, GO Notes, TAN	1.00	6/30/10	2,425,000 b	2,429,491
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cornell
University Project) (Liquidity

Facility; JPMorgan Chase Bank)	0.13	3/1/10	2,400,000 a,b	2,400,000
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca,
Inc. Project) (LOC; Wachovia
Bank)	0.23	3/7/10	4,845,000 a	4,845,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.40	3/11/10	3,000,000	3,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	0.23	3/7/10	2,950,000 a	2,950,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish
Banks)	0.70	3/7/10	7,550,000 a,b	7,550,000

Total Investments (cost $312,807,490)			100.0%	312,807,490
Liabilities, Less Cash and Receivables			(.0%)	(138,186)
Net Assets			100.0%	312,669,304

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At February 28, 2010 the fund had $90,211,159 or 28.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, this security amounted to $6,615,000 or 2.1% of net assets.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	312,807,490
Level 3 - Significant Unobservable Inputs	-
Total	312,807,490

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

                (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)